Non-controlling Interest - Summary of Movements in Group's Significant Non-Controlling Interests (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Non Controlling Interests Movement [Roll Forward]
Beginning balance	$ 193,220	$ 128	$ 67
Purchases / Contributions / Sales	101,505	198,698	0
Cash Dividends	(169)	(128)	0
Profit Sharing in income (loss) for the Year	(136,075)	(5,478)	61
Ending balance	158,481	193,220	128
Galicia Broker Asesores de Seguros S.A.
Disclosure Of Non Controlling Interests Movement [Roll Forward]
Beginning balance	134	128	67
Purchases / Contributions / Sales	0	0	0
Cash Dividends	(169)	(128)	0
Profit Sharing in income (loss) for the Year	140	134	61
Ending balance	105	134	128
Sudamericana Seguros Galicia S.A.
Disclosure Of Non Controlling Interests Movement [Roll Forward]
Beginning balance	193,086	0
Purchases / Contributions / Sales	0	198,698
Cash Dividends	0	0
Profit Sharing in income (loss) for the Year	(126,113)	(5,612)
Ending balance	66,973	193,086	$ 0
Banco GGAL S.A.
Disclosure Of Non Controlling Interests Movement [Roll Forward]
Beginning balance	0
Purchases / Contributions / Sales	101,505
Cash Dividends	0
Profit Sharing in income (loss) for the Year	(10,102)
Ending balance	$ 91,403	$ 0